Concentration of Credit Risk (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥)
Concentration of Credit Risk [Line Items]
Depositor insured	$ 70,000			¥ 500,000
Bank deposits (in Dollars)			$ 31,017,513
Credit Concentration Risk [Member] | Accounts Receivable [Member]
Concentration of Credit Risk [Line Items]
Bank deposits (in Dollars)		$ 31,506,214
Vendor Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Concentration of Credit Risk [Line Items]
Concentration risk, percentage	100.00%
Vendor Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Concentration of Credit Risk [Line Items]
Concentration risk, percentage	14.70%
Vendor Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Concentration of Credit Risk [Line Items]
Concentration risk, percentage	10.50%
Vendor Concentration Risk [Member] | Purchases [Member] | Vendor One [Member]
Concentration of Credit Risk [Line Items]
Concentration risk, percentage	52.90%	15.80%	15.80%
Vendor Concentration Risk [Member] | Purchases [Member] | Vendor Two [Member]
Concentration of Credit Risk [Line Items]
Concentration risk, percentage	27.10%	30.50%	30.50%
Vendor Concentration Risk [Member] | Purchases [Member] | Vendor Three [Member]
Concentration of Credit Risk [Line Items]
Concentration risk, percentage	17.00%
Vendor Concentration Risk [Member] | Accounts Payable [Member] | Vendor One [Member]
Concentration of Credit Risk [Line Items]
Concentration risk, percentage	41.40%